Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2022
Registrant Name	dei_EntityRegistrantName	TEMPLETON INCOME TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000795402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A